Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (220,905,783)	$ 5,899,791	$ 17,703,680
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,619,844	1,719,709	2,238,222
Shares issued for compensation	1,558,200	9,184,200	31,808
Bad debt expense		5,037,951	2,215,016
Impairment of goodwill		128,577	5,488,816
Loss on disposition of property and equipment		217,351
Income from investments	(933)	(36,604)	(365,359)
Deferred tax benefit		(118,220)	(710,672)
Derivative asset		(182,232)
Adjustments to treasury shares	(216,505)	64,080
Loss from disposal of properties	225,328,551
Changes in operating assets and liabilities:
Accounts receivable	19,235,641	(34,574,649)	(3,086,600)
Advance to suppliers, net	(81,548,904)	(56,157,685)	7,282,068
Prepaid expenses and other current assets	3,788,259	(8,653,076)	(5,511,142)
Receivables from supply chain solutions	(609,401)	33,997,219	(18,651,357)
Inventories	(6,907,189)	29,767,783	(246,818)
Accounts payable	26,896,549	(11,218,937)	5,722,300
Advance from customers	9,461,517	(35,241,476)	16,986,750
Taxes payable	(2,282,405)	(395,174)	1,478,316
Other payables	1,709,039	(5,604,548)	3,232,387
Payable to supply chain solutions	(2,224,708)	(9,165,567)	4,096,141
Operating lease liabilities	(1,793,220)	(730,895)	(834,381)
Accrued expenses and other current liabilities	13,710	374,477	(1,569,395)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(26,877,738)	(75,687,925)	35,499,780
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment		(26,677)	(503,957)
Purchase of intangible assets	(2,065)	(4,326)	(44,029)
Cash acquired from acquisition of a subsidiary	10,447
Proceeds from sale of short-term investments	4,211,946	44,830,237	103,458,984
Proceeds from sale of Derivative asset	2,026,319	487,609
Proceeds from sale of Long-term investment			7,061,233
Proceeds from investment in debt securities			14,366,013
Proceeds from disposal of property and equipment	71,139	159,086
Purchase of short-term investments	(4,802,759)	(39,050,962)	(104,365,028)
Purchase of Derivative asset		(1,735,531)
Purchase of equity investees		(125,074)
Cash disposed to disposal of subsidiaries	(15,986,591)	(38,912,976)	(106,975,590)
Sale of a business, net of cash and cash equivalents sold		434,174	71,514
Repayments from loans to third parties		2,516,772
Loans to third parties		(1,474,264)	(229,161)
NET CASH USED IN INVESTING ACTIVITIES	(14,471,564)	(32,901,932)	(87,160,021)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	695,284	5,350,399	1,553,471
Proceeds from third-party loans			1,977,145
Repayment of short-term bank loans		(2,116,345)	(29,961)
Repayment of third-party loans		(2,918,399)	(2,277,954)
Repayment of loan from related parties			(8,028,965)
Purchase of treasury shares		(1,055,500)	94,252
Capital contribution from non-controlling interest			(35,290)
NET CASH (USED IN) PRIVIDED BY FINANCING ACTIVITIES	695,284	(739,845)	(6,747,302)
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(2,957,067)	786,545	(1,234,680)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(43,611,085)	(108,543,157)	(59,642,223)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS-BEGINNING	6,108,783	7,676,350	23,091,162
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS-ENDING	1,410,674	6,108,783	7,676,350
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	1,605,024	5,673,350	4,530,963
Cash paid for interest	75,019	170,745	29,961
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Repayment payable for business disposition			279,037
Consideration payable for acquisition of a subsidiary	50,000
Receivable from disposal of subsidiary	50,000
Lease liabilities arising from obtaining right-of-use assets		402,209	295,220
Issuance of shares for share-based compensation	$ 260,000	$ 700,000